UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $135,360 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     7914   110900 SH       SOLE                   110900
AMPHENOL CORP NEW              CL A             032095101     5822   156300 SH       SOLE                   156300
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3152   179115 SH       SOLE                   179115
CF INDS HLDGS INC              COM              125269100     1811    17481 SH       SOLE                    17481
CNX GAS CORP                   COM              12618H309     8657   268200 SH       SOLE                   268200
COVIDIEN LTD                   COM              G2552X108    11350   256500 SH       SOLE                   256500
CROWN CASTLE INTL CORP         COM              228227104    13879   402411 SH       SOLE                   402411
GOODYEAR TIRE & RUBR CO        COM              382550101     7977   309200 SH       SOLE                   309200
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    10188   323424 SH       SOLE                   323424
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     4355   178796 SH       SOLE                   178796
MOLECULAR INSIGHT PHARM INC    COM              60852M104     4713   697136 SH       SOLE                   697136
NASDAQ OMX GROUP INC           COM              631103108    13671   353634 SH       SOLE                   353634
NATIONAL FUEL GAS CO N J       COM              636180101    11864   251300 SH       SOLE                   251300
PHARMERICA CORP                COM              71714F104     9955   600779 SH       SOLE                   600779
TARGET CORP                    COM              87612E106     5408   106700 SH       SOLE                   106700
UNION PAC CORP                 COM              907818108    14644   116800 SH       SOLE                   116800